Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 29, 2014	Mar. 30, 2013	Mar. 31, 2012
Income Statement [Abstract]
Net sales	$ 281,165	$ 292,759	$ 302,317
Cost of sales	166,498	166,585	169,087
Gross profit	114,667	126,174	133,230
Selling, general and administrative expenses	105,512	110,806	118,075
Depreciation and amortization	5,426	4,563	4,713
Total operating expenses	110,938	115,369	122,788
Operating income	3,729	10,805	10,442
Interest and other financing costs	9,512	9,272	10,200
(Loss) income before income taxes	(5,783)	1,533	242
Income tax expense	18	20	23
Net (loss) income	$ (5,801)	$ 1,513	$ 219
Weighted average common shares outstanding:
Basic	16,617	13,538	11,392
Diluted	16,617	13,544	11,438
Net (loss) income per share:
Basic	$ (0.35)	$ 0.11	$ 0.02
Diluted	$ (0.35)	$ 0.11	$ 0.02